Disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € K
	2025	2024

Cash and cash equivalents	—	5,141
Trade accounts and other receivables from unrelated parties	—	27,085
Property, plant and equipment	—	16,346
Right-of-use assets	—	5,915
Goodwill (1)	—	92,557
Other	3,595	13,969
Assets held for sale	3,595	161,013

Accounts payable to unrelated parties	—	1,628
Lease liabilities	—	6,097
Provisions and other liabilities	—	19,786
Liability directly associated with assets held for sale	—	27,511
(1)	Goodwill was allocated to the disposal groups on a relative fair value basis.